Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company provides the following discussion of the timing of equity incentive compensation awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Generally, the Company grants equity incentive compensation awards on a predetermined schedule. In or around February of each year, the Compensation Committee reviews and approves the value and amount of the equity incentive compensation to be awarded to executive officers and non-employee directors. The grant of approved equity awards then typically occurs in March, which is usually after the filing of the Company’s Annual Report on Form 10-K, which is generally filed in the last two weeks of February.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires.

The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is generally precluded by the predetermined schedule, using the methodology described above.

The equity compensation awards have historically included RSUs, PSUs, and stock options, however, the Company did not grant any stock options to executive officers of the Company for several years, and no current NEOs have any outstanding options.

Award Timing Method	The grant of approved equity awards then typically occurs in March, which is usually after the filing of the Company’s Annual Report on Form 10-K, which is generally filed in the last two weeks of February.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires.

MNPI Disclosure Timed for Compensation Value	false